SHARE CAPITAL - Disclosure of assumptions used in valuing stock options granted (Details) - Year	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk-free interest rate	1.56%	1.60%
Expected life of options (in years)	3.9	3.9
Annualized volatility	82.00%	74.00%
Forfeiture rate	2.10%	2.10%
Dividend rate	0.00%	0.00%